Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
April 23, 2020

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 002-73024 and 811-03213
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses for the funds listed below that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 232/235 to the Registration Statement of the Registrant, which was filed electronically on April 16, 2020 pursuant to Rule 485(b) under the 1933 Act:

American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlueprintSM Aggressive Fund
NVIT BlueprintSM Balanced Fund
NVIT BlueprintSM Capital Appreciation Fund
NVIT BlueprintSM Conservative Fund
NVIT BlueprintSM Managed Growth Fund
NVIT BlueprintSM Managed Growth & Income Fund
NVIT BlueprintSM Moderate Fund
NVIT BlueprintSM Moderately Aggressive Fund
NVIT BlueprintSM Moderately Conservative Fund
NVIT Bond Index Fund
NVIT Columbia Overseas Value Fund

A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission
April 23, 2020

NVIT DFA Capital Appreciation Fund
NVIT DFA Moderate Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT iShares® Fixed Income ETF Fund
NVIT iShares® Global Equity ETF Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Mellon Dynamic U.S. Core Fund
NVIT Mellon Dynamic U.S. Equity Income Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
NVIT Wells Fargo Discovery Fund

Additionally, pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Statements of Additional Information for the funds listed above, as well as the Amundi Multi Sector Bond Fund, DoubleLine NVIT Total Return Tactical Fund, Federated NVIT High Income Bond Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, and NVIT Short Term Bond Fund, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 232/235 to the Registration Statement of the Registrant, which was filed electronically on April 16, 2020 pursuant to Rule 485(b) under the 1933 Act.

Post-Effective Amendment Nos. 232/235 will become effective with the U.S. Securities and Exchange Commission on April 29, 2020.

 Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership